Investments in Associates and Joint Arrangements	12 Months Ended
Dec. 31, 2021
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Investments In Associates And Joint Arrangements
20	INVESTMENTS IN ASSOCIATES AND JOINT ARRANGEMENTS

(a)	Investments accounted for using the equity method

The amounts recognized in the consolidated balance sheet are as follows:

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Associates	168,552	160,732
Joint ventures	1,004	1,079

	169,556	161,811

Details of principal associates, all of which are listed on exchanges, are as follows:

Name of associate	Place of incorporation/ establishment and operation	Proportion of ownership interest held by the Company or its subsidiary	Principal activity
Shanghai Pudong Development Bank Co., Ltd. (“SPD Bank”)	The PRC	18%	Provision of banking services
China Tower Corporation Limited (“China Tower”)	The PRC	28%	Provision of construction, maintenance and operation of telecommunications towers
True Corporation Public Company Limited (“True Corporation”)	Thailand	18%	Provision of telecommunications services

Note:	The consistency of the accounting policies between the Group and its associates has been considered when the Group recognized its interests in these associates.
Management has assessed and determined that the Group has significant influence over these associates, including those investments where the ownership interest held by the Group is less than 20%, taking into factors including but not limited to the Group’s representation on the boards of the directors of these entities.

(i)
The fair values of the interests in listed associates are based on quoted market prices (level 1: unadjusted quoted price in active markets) at the balance sheet date without any deduction for transaction costs and disclosed as follows:

	As of December 31, 2021		As of December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
	Million	Million	Million	Million
SPD Bank	107,982	45,507	102,102	51,642
China Tower	51,246	34,560	49,790	47,159
True Corporation	4,903	5,489	5,192	4,502

(ii)	The Group assesses whether there is objective evidence that interests in associates are impaired at each balance sheet date.
As of December 31, 2021, the fair value of investment in SPD Bank was RMB45,507 million (as of December 31, 2020: RMB51,642 million) based on its quoted market price, which was below its carrying amount by approximately 57.9% (as of December 31, 2020: approximately 49.4%). The management of the Group performed an impairment assessment and determined the recoverable amount of the investment based on its VIU using the discounted cash flow model.
The calculation has considered
pre-tax
cash flow projections of SPD Bank for the five years ending December 31, 2026 with an extrapolation made to perpetuity. The discount rate used to discount the cash flows to their respective net present values was based on cost of capital used to evaluate investments of similar nature in the mainland of China. Management judgement is required in estimating the future cash flows of SPD Bank. The key assumptions
, including assets growth rates and discount rate,

are determined with reference to external sources of information. Based on the management’s assessment result, there was no impairment of the investment as of December 31, 2021.
As of December 31, 2021
,

the fair value of investment in China Tower was RMB34,560 million (as of
December 31
, 2020: RMB47,159 million) based on its quoted market price, which was below its carrying amount by approximately 32.6% (as of December 31, 2020: approximately 5.3%).
As of December 31, 2021, the
management of the Group performed an impairment assessment and determined the recoverable amount of the investment based on its VIU. Based on the management’s assessment result, there was no impairment of the investment as of December 31, 2021.
As of December 31, 2020, the fair value of investment in True Corporation was RMB4,502 million based on its quoted market price, which was below its carrying amount by approximately 13.3%. Management of the Group performed an impairment test and determined the recoverable amount of the investment based on its VIU. Based on the management’s assessment results, there was no impairment of the investment as of December 31, 2020.
As of December 31, 2021 and 2020, there was no impairment indicator of the Group’s interests in other associates or joint ventures.

(iii)	Summarised financial information on principal associates:

	SPD Bank
	As of December 31
	2021	2020
	Million	Million
Total assets	8,136,757	7,950,218
Total liabilities	7,458,539	7,304,401
Total equity	678,218	645,817

Total equity attributable to ordinary equity shareholders	560,098	528,288
Percentage of ownership of the Group	18%	18%

Total equity attributable to the Group	101,898	96,018
The impact of fair value adjustments at the time of acquisition, goodwill and others	6,084	6,084

Interest in associates	107,982	102,102

	China Tower		True Corporation
	As of December 31		As of December 31
	2021	2020	2021	2020
	Million	Million	Million	Million
Total current assets	48,344	43,204	19,143	22,748
Total non-current assets	274,915	294,176	100,326	111,806
Total current liabilities	76,182	106,635	33,255	38,301
Total non-current liabilities	57,723	44,499	70,572	77,598
Total equity	189,354	186,246	15,642	18,655

Total equity attributable to equity shareholders	189,354	186,245	15,554	18,540
Percentage of ownership of the Group	28%	28%	18%	18%

Total equity attributable to the Group	52,887	52,018	2,800	3,337
The impact of fair value adjustments at the time of acquisition, goodwill and others	—	—	2,103	1,855
Elimination of unrealized profits resulting from the transfer of Tower Assets	(1,641)	(2,228)	—	—

Interest in associates	51,246	49,790	4,903	5,192

	SPD Bank
	2021	2020	2019
	Million	Million	Million
Revenue	190,982	196,384	190,688
Profit before taxation	59,071	66,682	69,817
Profit attributable to the equity shareholders of the company	53,003	58,325	58,911
Other comprehensive (loss)/income attributable to the equity shareholders of the company	(1,155)	(3,291)	2,608
Total comprehensive income attributable to the equity shareholders of the company	51,848	55,034	61,519
Dividends received from associates	2,561	3,201	1,867

	China Tower			True Corporation
	2021	2020	2019	2021	2020	2019
	Million	Million	Million	Million	Million	Million
Revenue	86,585	81,099	76,428	33,385	30,485	31,423
Profit/(loss) before taxation	9,615	8,407	6,837	(318)	208	1,727
Profit/(loss) attributable to equity shareholders of the company	7,329	6,428	5,222	(332)	231	1,256
Other comprehensive (loss)/income attributable to equity shareholders of the company	(1)	—	—	8	(9)	(186)
Total comprehensive income/(loss) attributable to equity shareholders of the company	7,328	6,428	5,222	(324)	222	1,070
Dividends received from associates	1,099	715	111	88	114	117
Details of a major joint venture are as follows:
In 2015, CMC, a wholly-owned subsidiary of the Company, together with State Development & Investment Corporation and China Mobile State Development & Investment Management Company Limited (45% of its registered capital is owned by CMCC), established China Mobile Innovative Business Fund (Shenzhen) Partnership (Limited Partnership) (the “Fund”). The Group recognized the investment as interest in a joint venture. CMC committed to invest RMB1,500 million, which represents 50% of the equity interest of the Fund. As of December 31, 2021, CMC had contributed RMB1,256 million (as of December 31, 2020: RMB1,256 million) to the Fund with an outstanding commitment to further invest RMB244 million (as of December 31, 2020: RMB244 million) to the Fund upon request to be lodged by the Fund. There were no contingent liabilities related to the Group’s interest in this joint venture as of December 31, 2021 and 2020.
The aggregate carrying amount of investments in other associates and joint ventures and related financial information are not material to the Group.

(b)	Investments in a joint operation
To efficiently enhance its 5G network coverage, the Group entered into a series of collaboration agreements with China Broadcasting Network Corporation Ltd. (“CBN”) during 2020 and 2021 to co-construct
and share 700MHz 5G wireless network (the
“Co-construction
and Sharing Agreement”). In accordance with the
Co-construction
and Sharing Agreement, the parties shall
co-construct
and share 700MHz wireless network (including but not limited to base stations and antennas) based on all 700MHz frequency bands of the radio spectrum in respect of which CBN had been permitted to use by relevant national departments. The parties shall jointly determine network construction plans. Without consent from the other party, any party may not dispose of (including transfer, mortgage or pledge, etc) all or any of the 700MHz wireless network assets within the scope of collaboration. The Group initially bear the construction costs of the 700MHz 5G wireless network within the agreed scope under the
Co-construction
and Sharing Agreement and shall initially own the assets underlying the said wireless network. CBN shall pay the Group network usage fees based on fair and reasonable negotiations. Therefore, both parties have the right to use the 700MHz wireless network. Subject to compliance with applicable laws, regulations and regulatory requirements, CBN may purchase 50% of the 700MHz 5G wireless network assets from the Group by stages, at the then assessed fair value.